Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid expenses and other current assets

4. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Earnings rights associated with loan assets(1)	258,012,040	99,235,400	15,572,200
Prepaid expenses(2)	57,084,166	19,325,954	3,032,664
Input VAT to be deducted	64,367,796	63,867,418	10,022,192
Interest receivable of Consolidated Trusts	11,359,212	7,889,836	1,238,087
Dividend receivable(3)	—	15,000,000	2,353,827
Advance to employee	1,510,410	1,205,085	189,104
Others	11,442,695	6,603,785	1,036,278
Total prepaid expenses and other current assets	403,776,319	213,127,478	33,444,352
(1)In 2019, the Group purchased earnings rights of two loan assets from a related party without recourse (Note 13). The principal of the two underlying loans amounted to RMB100 million (Loan#1) and RMB280 million (Loan#2), respectively. Based on the earnings right transfer agreement, the Group obtains the contractual right to receive principal and interest payments of the underlying loans through the transfer of earnings rights from Jiangxi Ruijing and is obligated legally to absorb the credit risk. Therefore, the Group recognized the earning rights as other receivable under ‘Prepaid expenses and other current assets’.

Loan#1 had been fully repaid in 2020.

Loan#2 was advanced on May 9, 2019 and was due on November 9, 2019, and the interest rate applied is 8%. In 2019 and 2020, the maturity date of the entire Loan#2 had been extended to November 9, 2020 and November 9, 2021, respectively. As of the date of this report, Loan#2 had been fully repaid.

The Group assesses the allowance for credit losses for the earnings rights of loan assets in accordance with ASC 326, taking reference with the credit ratings of the corresponding loan borrowers and applying the probability of default rates, based on the mapping of probability of default rates and external credit ratings.

The following table presents the movement of the allowances for the credit losses for earnings rights associated with the loan assets:

		Reversal of provision of
		credit losses for
	As of	earnings rights	As of
	December 31,	associated with the loan	December 31,
	2020	assets	2021
	RMB	RMB	RMB
Total	1,987,960	(1,223,360)	764,600

		Reversal of provision of
		credit losses for
	As of	earnings rights	As of
	December 31,	associated with the loan	December 31,
	2020	assets	2021
	US$	US$	US$
Total	311,954	(191,972)	119,982

(2)	Prepaid expenses mainly relate to prepaid service fee to the Group’s service providers.
(3)	The amount represents dividend receivable from Jiangxi Ruijing, one of the Group’s associates.